Parent Company Financial Information - Schedule of Condensed Balance Sheet (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets
Other assets	$ 92,228	$ 92,571	$ 97,083			$ 68,817
Total Assets	3,569,226	3,671,186	3,562,898			3,621,743
Liabilities
Total Liabilities	3,279,154	3,381,403	3,289,445			3,232,116
Total Shareholders’ Equity	290,072	289,783	273,453	$ 291,138	$ 330,910	389,627	$ 384,877	$ 353,528
Total Liabilities and Shareholders’ Equity	$ 3,569,226	$ 3,671,186	3,562,898			$ 3,621,743
Burke & Herbert Financial Services Corp.
Assets
Cash			2,000
Investment in subsidiary			271,757
Other assets			209
Total Assets			273,966
Liabilities
Other Liabilities			513
Total Liabilities			513
Total Shareholders’ Equity			273,453
Total Liabilities and Shareholders’ Equity			$ 273,966